RELIANCE, INC. STOCK FUND	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
RELIANCE, INC. STOCK FUND
RELIANCE, INC. STOCK FUND
3.	RELIANCE, INC. STOCK FUND

Participants may invest in certain investments offered by the Trustee, including a unitized Reliance common stock fund that consists principally of Reliance, Inc. common stock and interest-bearing cash that provides liquidity for trading. As of December 31, 2025 and 2024, the Plan held approximately 867,630 and 924,758 units of the Reliance, Inc. Stock Fund with fair values of $182,897,445 and $181,839,940, respectively.

The assets and liabilities of the Reliance, Inc. Stock Fund were as follows:

December 31,	2025	2024
Reliance, Inc. common stock (608,179 shares as of December 31, 2025 and 648,334 shares as of December 31, 2024)	$175,684,668	$174,570,413
Interest-bearing cash	7,215,987	7,201,880
Other receivables	35,143	70,320
Other payables	(38,353)	(2,673)
	$182,897,445	$181,839,940

Risks and uncertainties regarding an investment in Reliance common stock can be found in “Item 1A. Risk Factors” of Reliance, Inc. Annual Report on Form 10-K for the year ended December 31, 2025 and in other documents Reliance files or furnishes with the United States Securities and Exchange Commission.